Debt (Tables)	12 Months Ended
Jun. 29, 2011
Debt
Schedule of Long-Term Debt

	2011	2010
Term loan	$185,000	$200,000
5.75% notes	289,557	289,405
Capital lease obligations (see Note 9)	50,106	51,972

	524,663	541,377
Less current installments	(22,091)	(16,866)

	$502,572	$524,511

Schedule of Long-Term Debt Maturities

Fiscal Year	Long-Term Debt
2012	$20,000
2013	20,000
2014	309,557
2015	125,000
2016	0
Thereafter	0

$474,557